Fair Value of Financial Instruments - Additional Information (Details) - Level 2 Fair Value - USD ($) $ in Billions	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Carrying value
Derivatives [Line items]
Long-term debt obligations	$ 6.5	$ 5.8	$ 5.4
Fair value
Derivatives [Line items]
Long-term debt obligations	$ 6.7	$ 5.8	$ 5.3